Credit Facilities	12 Months Ended
Dec. 31, 2024
Credit Facilities [Abstract]
Credit facilities

Note 14 – Credit facilities

Short-term bank borrowings

Outstanding balances of short-term bank borrowings as of December 31, 2024 and 2023 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2024	December 31, 2023
Bank of China	From May 25, 2023 to May 25, 2024	Weighted average rate of 4.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members	31-Dec-24	$-	$2,636,677
Bank of China	From May 24, 2023 to May 24, 2024	Weighted average rate of 4.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members	31-Dec-24	-	460,923
China Everbright Bank	From November 13, 2023 to May 12, 2024	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.	12-May-24	-	1,135,411
Guilin Bank	From April 28, 2023 to April 28, 2024	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	28-Apr-24	-	408,320
The Industrial Bank Co., Ltd.*	From May 10, 2023 to May 10, 2024	Weighted average rate of 7.5%	Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.	-	328,800	337,920
Bank of China	From October 20, 2023 to October 20, 2024	Weighted average rate of 3.25%	Guarantee by Mr. Lihui Wang	-	-	1,126,400
Bank of China	From January 18, 2024 to January 18, 2025	Weighted average rate of 3.05%	Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang	-	274,000	-
Bank of China	From October 24, 2024 to October 24, 2025	Weighted average rate of 2.70%	Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang	-	1,096,000	-
China Construction Bank	From April 19, 2023 to April 19, 2024	Weighted average rate of 3.95%	None	19-April-24	-	422,400
China Construction Bank	From April 19, 2024 to April 19, 2025	Weighted average rate of 3.95%	-	-	411,000	-
Bank of China	From January 3, 2023 to January 3, 2024	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	3-Jan-24	-	281,600
Postal Savings Bank	From June 11, 2024 to June 10, 2025	Weighted average rate of 4.0%	Guarantee by Mr. Lihui Wang	-	411,000	-
China Merchants Bank	From June 19, 2024 to June 19, 2025	Weighted average rate of 4.93%	Guarantee by Haoyan Gu, legal representative of Hainan Zhisheng	-	166,455	-
					$2,687,255	$6,809,651

*	Due to the decrease in working capital, this borrowing was overdue by $328,800 as of December 31, 2024. The Company is negotiating with the bank for other arrangements.

Long-term bank borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2024 and 2023 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2024	December 31, 2023
WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	29-Feb-24	$-	$122,719
WeBank Co., Ltd.	From February 29, 2024 to March 13, 2027	Weighted average rate of 16.2%	Guarantee by Mr. Zhewen An, legal representative of Shenzhen Mingzhu Freight Industrial Co., Ltd.	-	38,577	-
Guilin Bank	From April 30, 2024 to April 29, 2027	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and pledged by certain part of accounts receivable	-	397,012	-
Kincheng Bank of Tianjin Co., Ltd.*	From July 5, 2022 to July 5, 2024	Weighted average rate of 16.2%	Guarantee by Mr. Jinlong Yang	-	69,505	72,278
WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	Weighted average rate of 9.45%	Guarantee by Mr. Jinlong Yang	-	71,697	-
WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	Weighted average rate of 18.00%	Guarantee by Mr. Jinlong Yang	-	139,182	-
WeBank Co., Ltd.	From January 29, 2024 to January 26, 2027	Weighted average rate of 17.64%	Guarantee by Mr. Jinlong Yang	-	96,514	-
WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	Weighted average rate of 16.2%	-	24-Jan-24	-	75,093
WeBank Co., Ltd.	From November 6, 2023 to October 26, 2025	Weighted average rate of 17.64%	Guarantee by Mr. Jinlong Yang	24-Jan-24	-	101,376
WeBank Co., Ltd.	From November 6, 2023 to October 26, 2025	Weighted average rate of 18%	Guarantee by Mr. Jinlong Yang	24-Jan-24	-	140,800
Huishang Bank	From July 15, 2022 to July 15, 2025	Weighted average rate of 5.00%	Guarantee by Mr. Lihui Wang and other third parties	-	210,391	-
Less: current maturities					(428,155)	(391,178)
Non-current maturities					$594,723	$121,088

*	Due to the decrease in working capital, this borrowing was overdue by $99,947 as of December 31, 2024. The Company is negotiating with the bank for other arrangements.

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2024	As of December 31, 2023
Payments due by period
Less than 1 year	$3,115,410	$391,178
1-3 years	594,723	121,088
3-5 years	-	-
Total	$3,710,133	$512,266